Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum commitments for operating leases
Year Ending December 31:	Amount
2019	$267,542
2020 and thereafter	-
Total	$267,542